Equity Incentive Plan - Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 735,107	$ 314,650	$ 325,523
Unrecognized compensation	$ 2,739,097
Weighted average period	3 years 1 month 6 days
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 120,191	55,028	82,192
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 614,916	$ 259,622	$ 243,331